PLANT AND EQUIPMENT, NET - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)
PLANT AND EQUIPMENT, NET
Plant and equipment, net	¥ 28,301	¥ 21,102	$ 4,039
Depreciation expenses	¥ 2,260	¥ 3,000